UNITED STATES
                         SECURITIES AND EXCHANGE COMMISSION
                              Washington, D.C.  20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30,2009

Check here if Amendment [ ]; Amendment Number:
 This Amendment (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     A.N. Culbertson & Company, Inc.
Address:  One Boar's Head Pointe
          Charlottesville, VA  22903-4612

Form 13F File Number: 028-10628

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  George L. Payne, Jr.
Title: President
Phone: 434-972-7766

Signature, Place, and Date of Signing:  October 14, 2009
     [Signature]          [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.  (Check here is no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported
                              in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: None

                   FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0
Form 13F Information Table Entry Total:  68

Form 13F Information Table Value Total:  119,760


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

 FORM 13F INFORMATION TABLE

NAME OF ISSUER           TITLE OF CLASS CUSIP      VALUE     SHRS OR SH/ PUT/ INVESTMENT OTHER    VOTING AUTHORITY
                                                   (X$1000)  PRN AMT PRN CALL DISCRETION MANAGERS SOLE SHARED NONE
-----------------        ----------     --------   --------  ------- --- ---- ---------- -------- ---- ------ ------
3M Company		 COM		604059105      2671   36191  SH       SOLE       NONE     0    0       36191
Abbott Labs              COM            002824100      3427   69282  SH       SOLE       NONE     0    0       69282
Air Prod & Chemical	 COM		009158106      2628   33878  SH	      SOLE	 NONE	  0    0       33878
Amgen Inc                COM            031162100       569    9451  SH       SOLE       NONE     0    0        9451
Applied Materials Inc    COM            038222105       395   29490  SH       SOLE       NONE     0    0       29490
At&T, Inc.		 COM		00206R102      1483   54917  SH	      SOLE	 NONE	  0    0       54917
Automatic Data Processi  COM            053015103      1845   46957  SH       SOLE       NONE     0    0       46957
Berkshire Hathaway       Class B        084670207      4762    1433  SH       SOLE       NONE     0    0        1433
Berkshire Hathaway	 Class A	084670108      1717	 17  SH	      SOLE	 NONE	  0    0	  17
Branch Bank & Trust	 COM		054937107      1528   56087  SH	      SOLE	 NONE	  0    0       56087
Brookfield Asset Mgmt	 COM		112585104      1780   78374  SH	      SOLE	 NONE	  0    0       78374
Capital One Financial	 COM		14040H105       437   12222  SH	      SOLE	 NONE	  0    0       12222
Chevron Corp	         COM            166764100      2847   40426  SH       SOLE       NONE     0    0       40426
Cisco Systems Inc	 COM		17275R102      1492   63389  SH	      SOLE       NONE     0    0       63389
Corning Inc              COM            219350105      1650  107799  SH       SOLE       NONE     0    0      107799
CVS Corp		 COM		126650100      3328   93111  SH	      SOLE	 NONE	  0    0       93111
Dominion Resources	 COM		25746U109	720   20882  SH	      SOLE	 NONE	  0    0       20882
Dominion Resources Inc	 COM		25746U604	727   27090  SH	      SOLE	 NONE	  0    0       27090
Encana Corp		 COM		292505104      3129   54316  SH	      SOLE	 NONE	  0    0       54316
Exxon Mobil              COM            30231G102      3787   55194  SH       SOLE       NONE     0    0       55194
FEDEX Corp               COM            31428X106      2216   29454  SH       SOLE       NONE     0    0       29454
Ford Motor Co		 COM		345370860	 72   10000  SH	      SOLE	 NONE	  0    0       10000
General Electric         COM            369604103      2551  155348  SH       SOLE       NONE     0    0      155348
General Mills Inc.	 COM		370334104	995   15449  SH	      SOLE	 NONE	  0    0       15449
Goldman Sachs Group Inc	 COM		38141G104      1985   10766  SH	      SOLE	 NONE	  0    0       10766
Hewlett Packard		 COM		428236103	801   16966  SH	      SOLE	 NONE	  0    0       16966
IBM                      COM            459200101      5094   42585  SH       SOLE       NONE     0    0       42585
Insmed Inc New		 COM		457669208	 16   19300  SH	      SOLE	 NONE	  0    0       19300
Intel                    COM            458140100      2391  122163  SH       SOLE       NONE     0    0      122163
iShares Lehman Aggregate COM		464287226      1145   10914  SH	      SOLE	 NONE	  0    0       10914
iShares MSCI EAFE Value	 COM		464288877       556   10862  SH	      SOLE	 NONE	  0    0       10862
iShares Russell 2000 Ind COM		464287655      2307   38301  SH	      SOLE	 NONE	  0    0       38301
iShares Russell Midcap   COM		464287499      4799   61341  SH	      SOLE	 NONE	  0    0       61341
iShares Tr MSCI Emerging COM		464287234      2160   55518  SH	      SOLE	 NONE	  0    0       55518
iShares Trust MSCI EAFE  COM		464287465      1498   27390  SH	      SOLE	 NONE	  0    0       27390
iShares Trust Russell 20 COM		464287630       778   13790  SH       SOLE	 NONE	  0    0       13790
ishares Trust S&P 100	 COM		464287101	716   14677  SH	      SOLE	 NONE	  0    0       14677
J.P. Morgan Chase & Co.  COM            46625H100      3534   80647  SH       SOLE       NONE     0    0       80647
Johnson & Johnson        COM            478160104      3704   60829  SH       SOLE       NONE     0    0       60829
Johnson Controls         COM            478366107      2836  110957  SH       SOLE       NONE     0    0      110957
Kellogg			 COM		487836108      2020   41036  SH	      SOLE	 NONE	  0    0       41036
McDonalds Corp		 COM		580135101      2026   35495  SH	      SOLE	 NONE	  0    0       35495
McKesson HBOC Inc	 COM		58155Q103      1711   28740  SH	      SOLE	 NONE	  0    0       28740
Medtronic		 COM		585055106      1638   44524  SH	      SOLE	 NONE	  0    0       44524
Microsoft Corp           COM            594918104      3164  123012  SH       SOLE       NONE     0    0      123012
Nuveen Mun Mkt Oppor	 COM		67062W103	176   13100  SH	      SOLE	 NONE	  0    0       13100
Oracle Corp              COM            68389X105      1416   67961  SH       SOLE       NONE     0    0       67961
Pepsico Inc              COM            713448108      4090   69732  SH       SOLE       NONE     0    0       69732
Philip Morris Intl	 COM		718172109	201    4125  SH	      SOLE	 NONE	  0    0	4125
Pitney Bowes Inc	 COM		724479100	354   14251  SH	      SOLE	 NONE	  0    0       14251
Proctor & Gamble         COM            742718109      4604   79493  SH       SOLE       NONE     0    0       79493
Quaterra Resources 	 COM		747952109	 23   33000  SH	      SOLE	 NONE	  0    0       33000
S&P Dep Receipts	 COM		78462F103	457    4332  SH	      SOLE	 NONE	  0    0	4332
Schlumberger		 COM		806857108      1353   22693  SH	      SOLE	 NONE     0    0       22693
Staples Inc		 COM		855030102      2509  108064  SH	      SOLE	 NONE	  0    0      108064
State Street Corp	 COM		857477103	814   15471  SH	      SOLE	 NONE	  0    0       15471
Sun Trust	         COM            867914103       282   12489  SH       SOLE       NONE     0    0       12489
The Travelers Companies  COM		89417E109	424    8614  SH	      SOLE	 NONE	  0    0        8614
Transocean Offshore	 COM		G90078109      1328   15531  SH	      SOLE	 NONE	  0    0       15531
United Parcel Service    Class B        911312106       568   10051  SH       SOLE       NONE     0    0       10051
US Bancorp Del Com New	 COM		902973304	207    9457  SH	      SOLE	 NONE	  0    0	9457
Vanguard Index Funds	 COM		922908769	482    8986  SH	      SOLE	 NONE	  0    0        8986
Vanguard Info Tech Index COM		92204A702	935   18738  SH	      SOLE	 NONE	  0    0       18738
Varian Medical Systems   COM            92220P105      2836   67304  SH       SOLE       NONE     0    0       67304
Walgreen Co		 COM		931422109	265    7082  SH	      SOLE	 NONE	  0    0	7082
Wells Fargo              COM            949746101      2871  101888  SH       SOLE       NONE     0    0      101888
Western Union            COM            959802109      1229   64951  SH       SOLE       NONE     0    0       64951
Zimmer Holdings Inc      COM            98956P102       701   13123  SH       SOLE       NONE     0    0       13123
